Basis of presentation and significant accounting policies - Social contributions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Accounting Policies [Abstract]
Contributions	$ 56,881	$ 42,824	$ 31,284